Quarterly Holdings Report
for
Fidelity® SAI Enhanced Municipal Income Fund
March 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SEB-NPRT3-0525
1.9918391.100
Fixed-Income Funds - 6.7%
	Shares	Value ($)
iShares National Muni Bond ETF	7,200	759,168
Vanguard Tax-Exempt Bond Index Fund ETF shares	18,500	917,970
TOTAL FIXED-INCOME FUNDS (Cost $1,683,049)		1,677,138

Municipal Securities - 83.2%
	Principal Amount (a)	Value ($)
Alabama - 1.7%
Education - 0.0%
Auburn Univ Ala Gen Fee Rev Series 2025 B, 5% 6/1/2042	25,000	27,092
General Obligations - 1.7%
Alabama St Gen. Oblig. Series 2018 A, 5% 11/1/2035	160,000	168,487
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (b)	200,000	213,865
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	25,000	26,276
		408,628
TOTAL ALABAMA		435,720
Alaska - 0.1%
Housing - 0.1%
Alaska Hsg Fin Corp Mtg Rev Series 2022 B 2, 5% 12/1/2033	25,000	26,574
Arizona - 1.5%
Education - 0.4%
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2020A, 4% 11/1/2045	100,000	89,192
Electric Utilities - 0.2%
Salt River Proj AZ Agric & Pwr Series 2019 A, 4% 1/1/2039	25,000	24,994
Salt River Proj AZ Agric & Pwr Series 2023B, 5% 1/1/2048	25,000	26,382
		51,376
General Obligations - 0.2%
Maricopa County Special Health Care District Gen. Oblig. Series C, 4% 7/1/2038	20,000	19,438
Maricopa County Special Health Care District Gen. Oblig. Series C, 5% 7/1/2033	20,000	20,887
		40,325
Industrial Development - 0.4%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	100,000	100,114
Transportation - 0.2%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2033 (c)	20,000	20,814
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2027 (c)	25,000	25,885
		46,699
Water & Sewer - 0.1%
Phoenix Arizona Civic Imp Wtr Series 2020A, 5% 7/1/2040	35,000	36,933
TOTAL ARIZONA		364,639
California - 4.2%
Education - 0.2%
California St Univ Rev Series 2020C, 3% 11/1/2039	50,000	42,924
Electric Utilities - 0.3%
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2043	50,000	52,432
Southern CA Pub Pwr Auth Series 2019 1, 5% 7/1/2029	25,000	26,519
		78,951
General Obligations - 2.0%
California Community Choice Financing Authority 5% tender 12/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	35,000	36,546
California Community Choice Financing Authority 5% tender 7/1/2053 (b)	50,000	52,336
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	100,000	105,047
California St Pub Wks Brd Lse Series 2018C, 5% 11/1/2030	85,000	90,190
California St Pub Wks Brd Lse Series 2018C, 5% 11/1/2031	30,000	31,803
City of Oakland CA Gen. Oblig. Series 2023 D, 5.25% 7/15/2048	50,000	53,751
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2019 B 1, 4% 8/1/2036	25,000	25,405
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2020 C 1, 4% 8/1/2034	25,000	25,690
State of California Gen. Oblig. 5% 11/1/2034	20,000	21,144
State of California Gen. Oblig. 5% 4/1/2033	50,000	53,429
		495,341
Special Tax - 0.0%
Anaheim Calif Redev Agy Successor Agy Tax Allocation 5% 2/1/2029	25,000	26,351
Tobacco Bonds - 0.4%
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2032	85,000	89,367
Transportation - 1.3%
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2027 (c)	45,000	46,407
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2034 (c)	175,000	181,085
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2037 (c)	65,000	66,905
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (c)	25,000	25,845
		320,242
TOTAL CALIFORNIA		1,053,176
Colorado - 1.6%
Education - 0.5%
University Colo Enterprise Sys 3.25% 6/1/2037	135,000	121,547
Electric Utilities - 0.5%
Colorado Springs Colo Utils Series 2021 B, 4% 11/15/2039	30,000	29,817
Fort Collins Colo Elec Util Enterprise Rev Series 2018A, 5% 12/1/2036	25,000	25,937
Fort Collins Colo Elec Util Enterprise Rev Series 2018A, 5% 12/1/2039	20,000	20,594
Fort Collins Colo Elec Util Enterprise Rev Series 2018A, 5% 12/1/2040	50,000	51,343
		127,691
General Obligations - 0.3%
Douglas Cnty CO Sch Dist Series 2019, 5% 12/15/2038	45,000	46,961
Larimer Weld & Boulder Cntys CO Sch Dist #R2j Thompson Series 2019, 5% 12/15/2038	35,000	36,501
		83,462
Health Care - 0.2%
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2034	20,000	20,980
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2052	25,000	25,752
		46,732
Transportation - 0.1%
Denver CO City & Cnty Arpt Series 2023B, 5% 11/15/2028 (c)	25,000	26,243
TOTAL COLORADO		405,675
Connecticut - 0.4%
General Obligations - 0.3%
Connecticut St Gen. Oblig. Series 2018 C, 5% 6/15/2033	50,000	52,460
Special Tax - 0.1%
Connecticut St Spl Tax Oblig Series 2021D, 5% 11/1/2041	35,000	36,918
TOTAL CONNECTICUT		89,378
Delaware - 0.5%
Housing - 0.5%
Delaware State Hsg Auth Rev Series 2024 C, 4.45% 7/1/2044	115,000	112,552
District Of Columbia - 2.9%
Education - 0.1%
District Columbia Univ Rev Series 2017, 5% 4/1/2034	30,000	30,609
General Obligations - 0.3%
District Columbia Gen. Oblig. Series E, 5% 6/1/2027	75,000	77,582
Special Tax - 0.6%
Washington Metropolitan Area Transit Authority 5% 7/15/2034	60,000	64,354
Washington Metropolitan Area Transit Authority 5% 7/15/2042	75,000	79,622
		143,976
Transportation - 1.9%
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2029 (c)	85,000	89,733
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2036 (c)	30,000	30,966
Metropolitan Wash DC Arpts Ath Series 2020 A, 5% 10/1/2030 (c)	20,000	21,246
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2046 (c)	25,000	25,380
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2028 (c)	25,000	26,247
Metropolitan Wash DC Arpts Ath Series 2023 A, 5.25% 10/1/2048 (c)	100,000	103,006
Metropolitan Wash DC Arpts Ath Series 2024A, 5.25% 10/1/2046 (c)	175,000	181,243
		477,821
TOTAL DISTRICT OF COLUMBIA		729,988
Florida - 5.1%
Education - 0.1%
Florida Higher Edl Facs Fing Auth Rev (Nova Southeastern University Proj.) Series 2016, 5% 4/1/2033	25,000	25,257
General Obligations - 1.9%
Broward County FL School District Series 2019, 5% 7/1/2038	70,000	72,586
Broward County FL School District Series 2019, 5% 7/1/2039	40,000	41,331
Broward County FL School District Series 2019, 5% 7/1/2040	20,000	20,609
Florida St Dept Transn Fing Corp Rev (Florida St Proj.) Series 2020, 3% 7/1/2033	225,000	213,185
Miami-Dade Cnty Fla Gen. Oblig. Series 2018A, 5% 7/1/2041	25,000	25,820
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series SUB 2021 B2, 4% 10/1/2040	75,000	72,787
St Johns Cnty FL Sch Brd Ctfs Partn (St Johns Cnty FL Sch Dist Proj.) Series 2024 A, 5% 7/1/2043 (Assured Guaranty Ltd Insured)	25,000	26,392
		472,710
Health Care - 1.4%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2022 A, 5% 4/1/2042	25,000	25,893
Florida Development Finance Corp (Lakeland FL Hosp Sys Rev Proj.) Series 2021, 4% 11/15/2037	120,000	119,037
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 4.125% 11/15/2051	20,000	18,317
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) Series 2019 A 1, 4% 4/1/2037	125,000	122,390
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2042	30,000	31,218
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016A, 5% 10/1/2033	30,000	30,591
		347,446
Special Tax - 0.9%
Miami FL Spl Oblig Series 2023A, 5% 3/1/2043	150,000	158,522
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2018, 4% 7/1/2048	60,000	53,558
Polk Cnty FL Sch Dist Sales Tax Rev Series 2019, 5% 10/1/2033	20,000	21,247
		233,327
Transportation - 0.8%
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (c)	25,000	26,001
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2026 (c)	30,000	30,750
Greater Orlando Aviation Auth Series 2022 A, 5% 10/1/2046 (c)	30,000	30,423
Lee Cnty FL Airport 5% 10/1/2039 (c)	100,000	103,047
		190,221
TOTAL FLORIDA		1,268,961
Georgia - 1.5%
Education - 0.0%
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2034	20,000	21,539
Electric Utilities - 0.2%
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	20,000	21,081
Georgia Mun Elec Auth Pwr Rev Series 2021 A, 5% 1/1/2034	20,000	21,731
		42,812
General Obligations - 0.5%
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	115,000	119,445
Health Care - 0.3%
Cobb Cnty GA Kennestone Hosp Series 2023A, 5% 4/1/2042	20,000	20,937
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 4% 7/1/2038	20,000	19,285
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2043	25,000	25,798
		66,020
Special Tax - 0.4%
Metro Atlanta Rapid Tran Sales 5% 7/1/2046	100,000	106,364
Water & Sewer - 0.1%
Fulton Cnty GA Wtr & Sew Rev Series 2020 A, 3% 1/1/2036	25,000	22,681
TOTAL GEORGIA		378,861
Hawaii - 0.5%
General Obligations - 0.3%
Hawaii St Gen. Oblig. 5% 1/1/2033	35,000	37,114
Honolulu HI City & Cnty Gen. Oblig. Series 2018 A, 5% 9/1/2032	35,000	36,907
		74,021
Transportation - 0.1%
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2028 (c)	20,000	20,942
Water & Sewer - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2019 B, 5% 7/1/2040	30,000	31,280
TOTAL HAWAII		126,243
Illinois - 5.4%
Education - 1.0%
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2031	25,000	25,116
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2033	20,000	20,397
University of Illinois (University of Illinois Proj.) Series 2024A, 5% 4/1/2037	135,000	148,191
University of Illinois Series 2021 A, 5% 4/1/2027	45,000	46,825
		240,529
General Obligations - 1.7%
Cook Kane Lake & McHenry Counties IL Cmnty College Dist Gen. Oblig. Series 2020, 4% 12/15/2031	150,000	153,034
Illinois Fin Auth Rev (Cook Ill High Sch Dist No 207maine Twp Proj.) Series 2019, 4% 12/1/2037	20,000	19,901
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2026	100,000	102,924
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2032	25,000	26,018
Illinois St Gen. Oblig. Series 2018A, 5% 5/1/2034	40,000	41,265
Illinois St Gen. Oblig. Series 2018A, 5% 5/1/2035	30,000	30,867
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2032	20,000	20,815
Illinois St Gen. Oblig. Series MAY 2023 B, 5.5% 5/1/2047	25,000	25,989
		420,813
Health Care - 0.9%
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018A, 5% 5/15/2032	75,000	77,688
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 4% 8/15/2041	40,000	37,524
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2027	50,000	52,300
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	60,000	61,795
		229,307
Housing - 0.4%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	55,000	47,409
Illinois Housing Development Authority Series 2023 A, 4.5% 10/1/2038	50,000	50,153
		97,562
Special Tax - 1.2%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2020 A, 5% 12/1/2045	200,000	202,120
Sales Tax Securitization Corp Series 2018C, 5.5% 1/1/2036	100,000	105,790
		307,910
Transportation - 0.2%
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2042 (c)	30,000	30,444
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 4% 1/1/2044	25,000	23,417
		53,861
TOTAL ILLINOIS		1,349,982
Indiana - 2.4%
General Obligations - 1.2%
Brownsburg IN 99 Sch Bldg Corp (Brownsburg Ind Bldg Corp Proj.) Series 2024B, 5% 7/15/2042	95,000	100,641
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 3% 7/15/2035	30,000	27,274
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2031	45,000	47,380
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2032	25,000	26,268
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2033	70,000	73,386
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2034	30,000	31,385
		306,334
Lease Revenue - 0.3%
Brownsburg IN 99 Sch Bldg Corp Series 2023, 5.25% 7/15/2038	40,000	42,977
Brownsburg IN 99 Sch Bldg Corp Series 2023, 5.25% 7/15/2039	30,000	32,108
		75,085
Other - 0.2%
Indianapolis Local Public Improvement Bond Bank Series 2023I 1, 5% 1/1/2048	40,000	41,562
Special Tax - 0.7%
Indianapolis Ind Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2036	160,000	167,779
TOTAL INDIANA		590,760
Iowa - 0.9%
Water & Sewer - 0.9%
Iowa Fin Auth Rev Series 2023 C, 5.25% 8/1/2053	75,000	80,047
Iowa Fin Auth Rev Series 2025A, 5% 8/1/2038	125,000	138,786
		218,833
TOTAL IOWA		218,833
Kansas - 0.5%
General Obligations - 0.3%
Johnson Cnty Kans Usd #512 Series 2023 A, 5% 10/1/2038	70,000	77,000
Health Care - 0.2%
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 4% 3/1/2036	20,000	19,993
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 5% 3/1/2034	35,000	37,159
		57,152
TOTAL KANSAS		134,152
Kentucky - 1.1%
General Obligations - 0.9%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2022 A 1, 4% tender 8/1/2052 (Morgan Stanley Guaranteed) (b)	25,000	24,916
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2030	20,000	21,081
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5.5% 11/1/2043	150,000	163,714
		209,711
Health Care - 0.1%
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2028	35,000	37,041
Other - 0.1%
Kentucky Bond Development Corp Series 2025A, 5% tender 8/15/2055 (b)	20,000	22,017
TOTAL KENTUCKY		268,769
Louisiana - 2.1%
Education - 0.7%
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) 5% 10/15/2036	50,000	54,202
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) Series 2016 A, 4% 12/15/2031	40,000	40,236
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) Series 2020 A, 5% 4/1/2036	75,000	79,474
		173,912
General Obligations - 0.3%
Louisiana St Gen. Oblig. Series 2019 A, 5% 3/1/2037	25,000	26,153
Louisiana St Gen. Oblig. Series 2020 A, 5% 3/1/2038	20,000	21,125
Louisiana St Gen. Oblig. Series 2022 A, 5% 4/1/2037	20,000	21,730
		69,008
Health Care - 0.1%
Tangipahoa Parish LA Hosp Svc (North Oaks Med Center Proj.) Series 2021, 4% 2/1/2041	20,000	18,513
Special Tax - 0.8%
Jefferson LA Sales Tax Dist Series 2019 B, 5% 12/1/2031 (Assured Guaranty Ltd Insured)	175,000	187,581
Transportation - 0.2%
Louisiana St Grnt Antic Rev Series 2019A, 5% 9/1/2031	30,000	31,588
New Orleans LA Aviation Board 5.25% 1/1/2041 (c)	35,000	37,093
		68,681
TOTAL LOUISIANA		517,695
Maine - 0.3%
Education - 0.1%
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5% 10/1/2036	25,000	27,524
General Obligations - 0.2%
Maine Govt Facs Auth Lease Rnt Rev Series 2020 A, 3% 10/1/2039	65,000	55,717
TOTAL MAINE		83,241
Maryland - 0.1%
Special Tax - 0.1%
Maryland St Stad Auth Rev (MD Stadium Auth Baltimore City Sch Proj.) Series 2018 A, 5% 5/1/2034	25,000	26,151
Massachusetts - 5.9%
General Obligations - 4.9%
Massachusetts St Gen. Oblig. Series 2018 D, 3.625% 5/1/2043	125,000	111,661
Massachusetts St Gen. Oblig. Series 2018 D, 4% 5/1/2036	50,000	50,315
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2048	1,000,000	1,044,604
		1,206,580
Health Care - 0.2%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2033	30,000	31,146
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2034	25,000	25,903
		57,049
Transportation - 0.8%
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2035 (c)	200,000	207,357
TOTAL MASSACHUSETTS		1,470,986
Michigan - 2.0%
Education - 0.1%
Michigan St Univ Revs Series 2023A, 5% 8/15/2037	20,000	21,736
General Obligations - 0.0%
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2023 II, 4% 10/15/2043	20,000	18,877
Health Care - 0.9%
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2037	40,000	41,648
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2037	45,000	46,146
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2013MI 5, 4% 12/1/2040	135,000	126,839
		214,633
Special Tax - 1.0%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Gen. Oblig. 4% 11/1/2045	150,000	138,692
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2031	30,000	31,450
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2038	20,000	20,576
Michigan St Trunk Line Fd 5% 11/15/2034	45,000	48,732
		239,450
TOTAL MICHIGAN		494,696
Minnesota - 1.0%
Health Care - 0.9%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (b)	80,000	85,548
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5% 1/1/2042	65,000	68,317
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2047	60,000	62,453
		216,318
Other - 0.1%
Minnesota St Hsg Fin Agy 6.25% 7/1/2055	30,000	33,440
TOTAL MINNESOTA		249,758
Mississippi - 0.8%
General Obligations - 0.1%
Mississippi St Gen. Oblig. Series 2019 B, 4% 10/1/2036	35,000	35,085
Housing - 0.6%
Mississippi Home Corp Single Family Mtg Rev * 12/1/2045 (d)	125,000	125,431
Special Tax - 0.1%
Mississippi Gaming Tax Rev Series 2019 A, 5% 10/15/2028	35,000	37,032
TOTAL MISSISSIPPI		197,548
Missouri - 1.5%
General Obligations - 0.3%
Hazelwood MO Sch Dist 4% 3/1/2041	75,000	73,582
Health Care - 0.5%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 2.25% 7/1/2036	70,000	55,560
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2035	60,000	61,022
		116,582
Housing - 0.4%
Missouri St Hsg Dev Commn Single Family Mtg Rev 4.95% 11/1/2050 (d)	100,000	100,336
Special Tax - 0.3%
Kansas City MO Spl Oblig Series 2022C, 5% 9/1/2036	25,000	27,067
St Louis Cnty MO Spl Oblig (St Louis Cnty MO Pkwy Sch Dist Proj.) Series 2020A, 3% 12/1/2031	60,000	57,339
		84,406
TOTAL MISSOURI		374,906
Montana - 0.3%
Health Care - 0.3%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2031	20,000	20,479
Montana Facility Finance Authority (Logan Health Proj.) Series 2018 B, 4.125% 7/1/2038	50,000	48,911
		69,390
TOTAL MONTANA		69,390
Nebraska - 1.1%
Education - 0.2%
University NE Facs Corp Rev Series 2018, 5% 7/15/2029	40,000	42,360
Electric Utilities - 0.3%
Omaha Public Power District Series 2019 A, 3% 2/1/2034	20,000	18,509
Omaha Public Power District Series 2024C, 5% 2/1/2054	65,000	67,832
		86,341
Other - 0.6%
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2049 (Assured Guaranty Municipal Corp Insured) (c)	150,000	155,911
TOTAL NEBRASKA		284,612
Nevada - 2.2%
Electric Utilities - 0.1%
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (b)(c)	35,000	35,224
General Obligations - 0.6%
Clark Cnty NV Gen. Oblig. Series 2018, 4% 12/1/2037	30,000	29,917
Clark Cnty NV Gen. Oblig. Series 2019, 4% 6/1/2036	130,000	130,554
		160,471
Other - 0.3%
Washoe Cnty Nev Sch Dist Series 2024A, 4% 6/1/2043	75,000	71,848
Special Tax - 0.8%
Clark Cnty NV Hwy Impt Rev Series 2023, 4% 7/1/2042	100,000	96,379
Las Vegas Convention & Visitors Authority Series 2023 A, 5% 7/1/2049	80,000	83,138
		179,517
Water & Sewer - 0.4%
Las Vegas Valley NV Gen. Oblig. Series 2022A, 4% 6/1/2044	100,000	93,771
TOTAL NEVADA		540,831
New Jersey - 0.4%
Other - 0.4%
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2023 SUB E2, 3.3% 11/1/2026	100,000	99,943
New Jersey,New York - 0.1%
Transportation - 0.1%
Port Auth NY & NJ Series 246, 5% 9/1/2041 (c)	20,000	20,827
New Mexico - 0.7%
Health Care - 0.2%
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) Series 2017 A, 4% 8/1/2035	40,000	39,378
Housing - 0.5%
New Mexico Mtg Fin Auth Series 2022D, 5.25% 3/1/2053	30,000	31,440
New Mexico Mtg Fin Auth Series 2024C, 6% 3/1/2055	80,000	87,192
		118,632
Special Tax - 0.0%
Albuquerque NM Gross Rcpts Tax Rev Series 2022B, 5% 7/1/2039	25,000	26,875
TOTAL NEW MEXICO		184,885
New York - 6.0%
General Obligations - 1.4%
City of New York NY Gen. Oblig. Series 2018 F 1, 5% 4/1/2035	20,000	20,785
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2034	125,000	134,407
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2033	125,000	133,075
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2019 S 2A, 5% 7/15/2036	50,000	52,008
		340,275
Housing - 0.7%
New York St Hsg Fin Agy Series 2019 P, 3% 11/1/2044	65,000	49,825
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 G 1, 2.15% 11/1/2036	130,000	101,043
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.4% 10/1/2034	30,000	25,151
		176,019
Special Tax - 2.4%
New York City Transitional Finance Authority Series FISCAL 2024G SUB G 1, 5% 5/1/2045	30,000	31,428
New York City Transitional Finance Authority Series FISCAL 2024G SUB G 1, 5% 5/1/2046	95,000	99,043
New York City Transitional Finance Authority Series FISCAL 2024G SUB G 1, 5.25% 5/1/2048	50,000	53,351
New York NY City Transitional Fin Auth Rev 4% 11/1/2037	95,000	95,112
New York NY City Transitional Fin Auth Rev 5% 8/1/2043	25,000	26,132
New York NY City Transitional Fin Auth Rev 5% 8/1/2045	70,000	72,805
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2033	50,000	52,466
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 4% 2/1/2038	25,000	24,890
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 4% 2/1/2039	30,000	29,555
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5.25% 3/15/2039	35,000	36,645
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2039	30,000	29,846
New York St Dorm Auth St Pers Income Tax Rev Series 2021 E, 4% 3/15/2043	35,000	32,951
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2048	20,000	20,739
		604,963
Transportation - 1.5%
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2035	65,000	66,015
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2036	30,000	29,509
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	45,000	46,733
Metropolitan Transn Auth NY Rv Series 2021 A 2, 4% 11/15/2041	25,000	23,369
New York St Twy Auth Gen Rev Series O, 4% 1/1/2043	100,000	96,991
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2032 (c)	100,000	104,172
		366,789
TOTAL NEW YORK		1,488,046
North Carolina - 0.1%
General Obligations - 0.1%
North Carolina St Gen. Oblig. Series 2018 A, 3.25% 6/1/2036	25,000	23,324
North Dakota - 0.1%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 4% 6/1/2046 (Assured Guaranty Ltd Insured)	25,000	23,222
Ohio - 1.7%
Education - 0.0%
Ohio St Higher Edl Fac Commn Series A, 5% 2/1/2041	20,000	20,819
Electric Utilities - 0.4%
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005C, 3.7% 4/1/2028 (c)	100,000	99,870
General Obligations - 1.1%
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	40,000	42,167
Ohio St Parks & Rec Cap Facs (State of Ohio Proj.) Series 2018 A, 5% 12/1/2038	25,000	26,004
State of Ohio 5% 3/1/2040	115,000	124,476
State of Ohio Series 2018A, 5% 4/1/2031	35,000	36,723
State of Ohio Series 2018A, 5% 4/1/2032	30,000	31,429
		260,799
Health Care - 0.1%
Montgomery Cnty OH Hosp Rev (Miami Valley Hospital, OH Proj.) Series 2019A, 4% 11/15/2042	25,000	22,300
Water & Sewer - 0.1%
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2021 A, 5% 12/1/2046	20,000	20,884
TOTAL OHIO		424,672
Oregon - 1.2%
General Obligations - 1.0%
Benton & Lynch Cnty or SD 509j Series 2018A, 5% 6/15/2038 (e)	145,000	150,170
Oregon St Gen. Oblig. Series 2019 G, 5% 8/1/2039	55,000	57,531
Salem Keizer School Dist Series 2018, 5% 6/15/2029	25,000	26,514
Salem Keizer School Dist Series 2018, 5% 6/15/2032 (Oregon St Guaranteed)	20,000	21,060
		255,275
Transportation - 0.2%
Port of Portland Arpt Rev Series TWENTY EIGHT, 5% 7/1/2033 (c)	50,000	53,609
TOTAL OREGON		308,884
Pennsylvania - 3.8%
General Obligations - 1.9%
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Municipal Corp Insured)	140,000	131,253
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2033	85,000	87,723
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2034	40,000	41,191
Pennsylvania St Gen. Oblig. Series FIRST 2023, 4% 9/1/2042	110,000	106,131
Philadelphia PA Sch Dist 4% 9/1/2037	125,000	124,010
		490,308
Health Care - 1.0%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2034	100,000	102,787
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2036	50,000	49,583
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2019, 4% 8/15/2044	100,000	93,182
		245,552
Housing - 0.1%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.125% 10/1/2035	25,000	19,813
Transportation - 0.8%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2040 (Assured Guaranty Municipal Corp Insured) (c)	70,000	74,199
Pennsylvania Turnpike Commission 4.125% 12/1/2050	125,000	117,367
		191,566
TOTAL PENNSYLVANIA		947,239
Rhode Island - 0.5%
Education - 0.0%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2039	20,000	21,416
General Obligations - 0.5%
Rhode Island & Providence Plantations Gen. Oblig. Series 2018 A, 4% 4/1/2034	45,000	45,459
Rhode Island & Providence Plantations Gen. Oblig. Series 2019C, 3% 1/15/2039	30,000	25,851
Rhode Island & Providence Plantations Gen. Oblig. Series 2019C, 4% 1/15/2035	40,000	40,497
		111,807
TOTAL RHODE ISLAND		133,223
South Carolina - 1.0%
Education - 0.1%
Univ SC Higher Ed Rev (Univ SC Higher Ed Rev Proj.) Series 2021 A, 5% 5/1/2046	30,000	31,280
Electric Utilities - 0.1%
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2044	20,000	20,898
General Obligations - 0.4%
Richland Cnty SC Sch Dist #2 Series 2023A, 5% 3/1/2035	100,000	110,163
Health Care - 0.2%
Lexington Cnty SC Health Svcs (Lexington Medical Center, SC Proj.) Series 2016, 5% 11/1/2035	40,000	40,439
Housing - 0.1%
South Carolina Hsg Fin Dev Aut Series 2023A, 5.75% 1/1/2054	20,000	21,528
Transportation - 0.1%
South Carolina St Ports Auth Series 2018, 5% 7/1/2035 (c)	20,000	20,450
TOTAL SOUTH CAROLINA		244,758
South Dakota - 0.3%
Health Care - 0.3%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) Series 2024A, 5% 7/1/2043	50,000	52,590
South Dakota St Hlth & Edl Fac Series 2024A, 5.25% 7/1/2054	20,000	20,943
		73,533
TOTAL SOUTH DAKOTA		73,533
Tennessee - 2.2%
General Obligations - 0.7%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 3% 1/1/2035	25,000	22,978
Tennergy Corp Tenn Gas Revenue Series 2021 A, 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	25,000	25,101
Tennessee Engy Acq Crp Gas Rev 5% 2/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	40,000	40,685
Tennessee St Sch Bd Auth 5% 11/1/2038	60,000	64,773
		153,537
Other - 0.7%
Memphis TN Gen. Oblig. 5% 4/1/2044	85,000	89,605
Shelby Cnty TN Gen. Oblig. 5% 4/1/2038	80,000	86,735
		176,340
Special Tax - 0.4%
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5.25% 7/1/2048 (Assured Guaranty Ltd Insured)	100,000	106,483
Transportation - 0.4%
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2033 (c)	100,000	104,886
TOTAL TENNESSEE		541,246
Texas - 8.1%
Education - 0.1%
Texas A&M Univ Revs Series 2024A, 5% 5/15/2038	20,000	22,038
Electric Utilities - 1.0%
Corpus Christi TX Util Sys Rev Series 2022B, 5% 7/15/2047	25,000	25,914
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022, 5% 5/15/2042	35,000	36,436
San Antonio TX Elec & Gas Rev 5% 2/1/2040	75,000	80,118
San Antonio TX Elec & Gas Rev 5.25% 2/1/2049	100,000	106,525
		248,993
General Obligations - 3.7%
Austin Tex Gen. Oblig. Series 2020, 5% 9/1/2040	55,000	58,136
Austin TX Indpt Sch Dist 5% 8/1/2042	75,000	79,664
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2020, 3% 2/15/2034	50,000	45,913
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2020, 3% 2/15/2036	20,000	17,776
Birdville TX Indpt Sch Dist Series 2023A, 5% 2/15/2048	80,000	83,280
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2027	50,000	52,067
Eagle Mtn & Saginaw TX Isd Series 2021, 3% 8/15/2039	55,000	46,785
Ector Cnty TX Gen. Oblig. Series 2024, 5% 2/15/2043	20,000	20,892
Forney TX Indpt Sch Dis Series 2022B, 5% 8/15/2040	30,000	31,784
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Series 2020A, 3% 10/1/2038	35,000	30,084
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	25,000	25,000
Houston TX Gen. Oblig. Series 2019 A, 5% 3/1/2028	25,000	26,447
Houston TX Indpt Sch Dist Series 2018, 5% 7/15/2029	30,000	31,833
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	25,000	26,231
Liberty Hill TX Indpt Sch Dist Series 2021, 3% 2/1/2040	35,000	29,231
Liberty Hill TX Indpt Sch Dist Series 2022, 3% 2/1/2051	120,000	86,757
Princeton TX Indpt Sch Dist Series 2023, 5.25% 2/15/2048	25,000	26,540
Royse City TX Indpt Sch Dist Series 2023, 5% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	45,000	46,845
Sabine-Neches Tex Nav Dist Gen. Oblig. Series 2022, 5.25% 2/15/2041	45,000	47,416
San Antonio TX Gen. Oblig. Series 2019, 3% 8/1/2035	90,000	81,761
		894,442
Health Care - 1.2%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% 11/15/2051	100,000	103,233
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2034	75,000	78,286
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2038	100,000	102,865
		284,384
Housing - 0.1%
Texas St Dept Hsg & Cmnty Sfr Series 2023A, 5.75% 3/1/2054	20,000	21,525
Other - 0.9%
Board of Regents of the University of Texas System Series 2024A, 5% 8/15/2044	100,000	106,432
Northwest Tex Indpt Sch Dist Series 2024 A, 5% 2/15/2044	50,000	52,558
Pflugerville Tex Gen. Oblig. Series 2023, 5% 8/1/2048	30,000	31,056
Williamson Cnty TX Gen. Oblig. Series 2022, 4% 2/15/2041	45,000	43,818
		233,864
Special Tax - 0.2%
Dallas TX Rapid Transit Sales Tax Rev Series 2020 A, 5% 12/1/2045	30,000	31,071
Texas Pub Fin Auth Lease Rev Series 2019, 4% 2/1/2035	30,000	30,149
		61,220
Transportation - 0.5%
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	50,000	53,234
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 4% 12/31/2039	80,000	75,254
		128,488
Water & Sewer - 0.4%
Texas Wtr Dev Brd 5% 8/1/2046 (d)	100,000	105,791
TOTAL TEXAS		2,000,745
Utah - 1.1%
Electric Utilities - 0.6%
Intermountain Pwr Agy UT Pwr Series 2022A, 5% 7/1/2038	25,000	26,433
Intermountain Pwr Agy UT Pwr Series 2022A, 5% 7/1/2039	105,000	110,897
		137,330
Special Tax - 0.1%
Utah Tran Auth Sales Tax Rev Series 2018 2, 3.75% 12/15/2041	20,000	18,240
Transportation - 0.4%
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2040 (c)	100,000	106,322
TOTAL UTAH		261,892
Virginia - 1.8%
Electric Utilities - 0.5%
Richmond VA Pub Util Rev Series 2020 A, 3% 1/15/2041	80,000	66,354
Richmond VA Pub Util Rev Series 2020 A, 3% 1/15/2045	60,000	46,837
		113,191
General Obligations - 0.4%
Chesterfield Cnty VA Economic Dev Auth Rev (Chesterfield Cnty VA Proj.) Series 2020F, 2% 4/1/2041	145,000	97,904
Virginia St Pub Bldg Auth Pub Series 2018A, 3% 8/1/2033	20,000	18,897
		116,801
Health Care - 0.4%
Virginia Small Business Fing Auth Healthcare Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2020, 4% 11/1/2038	100,000	96,979
Transportation - 0.5%
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2031 (c)	120,000	119,951
TOTAL VIRGINIA		446,922
Washington - 3.9%
General Obligations - 3.4%
Clark Cnty WA Sch Dist 114 Evergreen Series 2018, 4% 12/1/2033	20,000	20,247
Clark Cnty WA Sch Dist 114 Evergreen Series 2018, 4% 12/1/2034	20,000	20,164
Clark Cnty Wash Sch Dist 37 Vancouver Series 2018, 5% 12/1/2035 (State of Washington Guaranteed)	80,000	83,923
King County WA Gen. Oblig. Series 2024, 5% 12/1/2044	30,000	32,044
State of Washington Gen. Oblig. Series 2019 D, 5% 6/1/2039	35,000	36,409
State of Washington Gen. Oblig. Series 2020B, 5% 6/1/2039	60,000	62,864
State of Washington Gen. Oblig. Series 2020B, 5% 6/1/2040	25,000	26,097
State of Washington Gen. Oblig. Series 2021 F, 5% 6/1/2045	430,000	447,773
State of Washington Gen. Oblig. Series 2021E, 5% 6/1/2042	45,000	47,300
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2044	40,000	41,816
State of Washington Gen. Oblig. Series 2022C, 5% 2/1/2045	30,000	31,350
		849,987
Health Care - 0.1%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	25,000	25,243
Special Tax - 0.3%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2021 S 1, 5% 11/1/2043	35,000	36,776
Fyi Properties Wash Lease Rev (State of Washington Proj.) Series 2019, 5% 6/1/2033	35,000	36,543
		73,319
Transportation - 0.1%
Port Seattle WA Rev Series D, 5% 5/1/2027 (c)	20,000	20,716
TOTAL WASHINGTON		969,265
West Virginia - 1.2%
General Obligations - 0.1%
West Virginia St Gen. Oblig. Series 2018 B, 5% 6/1/2033	30,000	31,413
Health Care - 0.8%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2040	45,000	47,474
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	20,000	20,958
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2043	125,000	129,792
		198,224
Transportation - 0.3%
West Virginia Parkways Authority Series 2021, 3% 6/1/2041	25,000	20,634
West Virginia Parkways Authority Series 2021, 5% 6/1/2036	50,000	53,923
		74,557
TOTAL WEST VIRGINIA		304,194
Wisconsin - 1.4%
Health Care - 1.4%
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Inc Proj.) Series 2018 A, 4% 8/15/2036	105,000	103,560
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Inc Proj.) Series 2018 A, 5% 8/15/2034	35,000	36,417
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2019 A, 5% 11/15/2027	50,000	52,524
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 5% 4/1/2027	60,000	62,326
Wisconsin Health & Educational Facilities Authority Series 2018 A, 4% 8/15/2035	100,000	98,984
		353,811
TOTAL WISCONSIN		353,811
TOTAL MUNICIPAL SECURITIES (Cost $20,833,047)		20,714,708

Money Market Funds - 9.9%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $2,454,893)	3.33	2,454,402	2,454,893

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $24,970,989)	24,846,739
NET OTHER ASSETS (LIABILITIES) - 0.2%	52,991
NET ASSETS - 100.0%	24,899,730

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	-	10,692,842	8,237,949	3,804	-	-	2,454,893	2,454,402	0.1%
Total	-	10,692,842	8,237,949	3,804	-	-	2,454,893

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.